Other Financial Assets At Fair Value Through Profit Or Loss	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Other Financial Assets At Fair Value Through Profit Or Loss	12. OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

		Group
	2020	2019
	£m	£m
Loans and advances to customers:
Loans to housing associations	13	12
Other loans	579	528
	592	540
Debt securities	112	298
Equity securities	130	135
Reverse repurchase agreements - non trading	—	—
	834	973
For the Santander UK group, other financial assets at FVTPL comprised £508m (2019: £465m) of financial assets designated at FVTPL and £325m (2019:£509m) of financial assets mandatorily held at FVTPL.
Loans and advances to customers principally represented other loans, being a portfolio of roll-up mortgages and deferred consideration following the partial sale of the portfolio. These are managed, and have their performance evaluated, on a fair value basis in accordance with a documented investment strategy, and information about them is provided on that basis to management. Since 2009, the Santander UK group’s policy has been not to designate similar new loans at fair value through profit or loss.
In 2019 £2.1bn of senior tranches of credit linked notes related to an SRT securitisation, which were previously classified as debt securities in the table above, were presented on a net basis. This followed a deed of amendment, including a legal right of set-off between the principal amounts of the senior tranches of credit linked notes and the related cash deposits included as collateral in Note 36. At 31 December 2020, the amount of this netting was £825m (2019: £1.5bn).
The net (loss)/gain in the year attributable to changes in credit risk for loans and advances at fair value through profit or loss was £nil (2019: £nil, 2018: £(1)m). The cumulative net loss attributable to changes in credit risk for loans and advances at fair value through profit or loss at 31 December 2020 was £2m (2019: £2m).

Santander UK Group Holdings plc
Statement [Line Items]
Other Financial Assets At Fair Value Through Profit Or Loss
4. OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	2020	2019
	£m	£m
Debt securities	1,425	—
	1,425	—
Other financial assets at FVTPL comprised £1,425m (2019: nil) of financial assets designated at FVTPL. In 2020, as part of MREL requirements, the Company issued £1,425m debt securities, which were subsequently downstreamed to Santander UK plc.